As filed with the Securities and Exchange Commission on May 21, 2015

1933 Act Registration No. 333-179640

1940 Act Registration No. 811-22670

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

LEGG MASON INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)
☐	on , pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485 (a)(1)
☐	on , pursuant to Rule 485 (a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for Legg Mason Opportunity Trust, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 6 to the Registrant’s registration statement on April 20, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Investment Trust, hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 21st day of May, 2015.

LEGG MASON INVESTMENT TRUST

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated below on May 21, 2015:

Signature	Title

/s/ Kenneth D. Fuller	President (Principal Executive Officer), Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and Accounting Officer
Richard F. Sennett

*	By:	/s/ Richard F. Sennett
Richard F. Sennett
Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

Each person whose signature appears below hereby constitutes and appoints Kenneth D. Fuller, Richard F. Sennett, Robert I. Frenkel, Thomas C. Mandia, Rosemary Emmens, Barbara Allen, Yi Chia Kuo, Susan Lively, Robert M. Nelson, Arthur C. Delibert and Ndenisarya Bregasi, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, or any of them, may deem necessary, advisable or which may be required to enable Legg Mason Investment Trust (the “Trust”) to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust’s Registration Statement (Securities Act file No. 333-179640), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Trust, any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and with any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents, or any of them, shall do or cause to be done by virtue hereof.

All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

As to each of the undersigned, this Power of Attorney shall be valid from the date set forth below until revoked by such individual.

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

SIGNATURE	DATE

/s/ Kenneth D. Fuller	February 4, 2015
Kenneth D. Fuller

/s/ Ruby P. Hearn	February 4, 2015
Ruby P. Hearn

/s/ Arnold L. Lehman	February 4, 2015
Arnold L. Lehman

/s/ Robin J.W. Masters	February 4, 2015
Robin J.W. Masters

/s/ Jill E. McGovern	February 4, 2015
Jill E. McGovern

/s/ Arthur S. Mehlman	February 4, 2015
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 4, 2015
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 4, 2015
G. Peter O’Brien

/s/ S. Ford Rowan	February 4, 2015
S. Ford Rowan

/s/ Robert M. Tarola	February 4, 2015
Robert M. Tarola

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase